Share-based payments - Movements in the weighted average exercise price of share options (Details) - £ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted during the period	£ 6.63
Forfeited during the period	6.63
Outstanding, end of period	6.63
Enterprise management incentive scheme (EMI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding, start of period	308.06	£ 143.28
Granted during the period		1,178.94
Granted due to scheme modification	0.23
Forfeited during the period	0.83	204.00
Outstanding, end of period	£ 0.19	£ 308.06